Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Revenue by Geographic Location

The following table presents total revenues by geographic area based on the location products were shipped to and services provided (in thousands):

	Year ended December 31,
	2019	2020
United States	$7,035	$8,328
Americas, excluding United States	361	436
Europe, Middle East and Africa	2,368	5,870
Asia and Pacific	1,649	4,270

Total	$11,413	$18,904

Schedule of Allowance for Doubtful Accounts

Changes in the Company’s allowance for doubtful accounts were as follows (in thousands):

	Year Ended December 31, 2019	Year Ended December 31, 2020
Beginning balance	$—	$117
Provisions	169	67
Uncollectible accounts written off, net of recoveries	(52)	(56)

Ending balance	$117	$128

Summary of Changes in Allowance for Excess and Obsolete Inventory

Changes in the Company’s allowance for excess and obsolete inventory were as follows (in thousands):

	Year Ended December 31, 2019	Year Ended December 31, 2020
Beginning balance	$1,676	$6,440
Charged to cost of revenue	8,875	797
Direct write off	(4,111)	(4,538)

Ending balance	$6,440	$2,699

Schedules of Concentration of Risk by Major Customers

Accounts receivable from the Company’s major customers representing 10% or more of total accounts receivable was as follows:

	December 31, 2019	December 31, 2020
Customer A	10%	*
Customer B	21%	*
Customer C	*	13%
Customer D	*	23%

* Customer accounted for less than 10% of total accounts receivable in the period.